Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Registrant Name	MERLIN, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42392
Entity Tax Identification Number	98-1797826
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02114
City Area Code	857
Local Phone Number	201-3979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MRLN
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002028707
Entity Address, Address Line One	100 Causeway St., Floor 23
Security Exchange Name	NASDAQ